Label	Element	Value
Direxion Daily Transportation Bull 3X Shares
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	300.00%
Direxion Daily Transportation Bull 3X Shares | Uber Technologies, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	17.40%
Direxion Daily Transportation Bull 3X Shares | Union Pacific Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	16.30%
Direxion Daily Transportation Bull 3X Shares | United Parcel Service, Inc. Class B [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%
Direxion Daily Transportation Bull 3X Shares | Delta Air Lines, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.50%
Direxion Daily Transportation Bull 3X Shares | Old Dominion Freight Line, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.50%
Direxion Daily Transportation Bull 3X Shares | United Continental Holdings, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
Direxion Daily Transportation Bull 3X Shares | CSX Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Direxion Daily Transportation Bull 3X Shares | Norfolk Southern Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
Direxion Daily Transportation Bull 3X Shares | FedEx Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
Direxion Daily Transportation Bull 3X Shares | Southwest Airlines Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.10%
Direxion Daily Transportation Bull 3X Shares | Ground Transportation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	61.10%
Direxion Daily Transportation Bull 3X Shares | Air Freight & Logistics [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.60%
Direxion Daily Transportation Bull 3X Shares | Passenger Airlines [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	17.20%
Direxion Daily Transportation Bull 3X Shares | Marine Transportation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Direxion Daily Transportation Bull 3X Shares | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	225.00%
Direxion Daily Transportation Bull 3X Shares | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	75.00%